UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2006

Check here if Amendment [   ]; Amendment Number:
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                      Metropolitan Capital Advisors, Inc.
Address:                   660 Madison Avenue, 20th Floor
                           New York, NY 10021


Form 13F File Number:      028-10700


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Karen Finerman
Title:    President
Phone:    (212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman                New York, NY                    8/14/06
-------------------------    ------------------------         --------------
   [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         None



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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      None

Form 13F Information Table Entry Total:                 68

Form 13F Information Table Value Total:                 $425,241
                                                        (thousands)

List of Other Included Managers:                        None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

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
                           FORM 13F INFORMATION TABLE
         Name of Reporting Manager: Metropolitan Capital Advisors, Inc.

Column 1                   Column 2   Column 3   Column 4       Column 5            Column 6       Column 7         Column 8

                            Title
                              of       CUSIP       Value       Amount and           Investment      Other         Voting Authority
Name of Issuer              Class      Number     ($1,000)   Type of Security       Discretion     Managers           (Shares)
                                                           Shares or
                                                           Principal   SH/   PUT/
                                                            Amount     PRN   CALL                              Sole    Shared  None
ACCO Brands Corporation    COM         00081T108   3,270    149,300    SH         SHARED-DEFINED             149,300
Altria Group Inc.          COM         02209S103  10,310    140,400    SH         SHARED-DEFINED             140,400
American Express           COM         025816109  15,059    282,950    SH         SHARED-DEFINED             282,950
American Standard Cos Inc  COM         029712106   3,007     69,500    SH         SHARED-DEFINED              69,500
Ameriprise Financial       COM         03076C106     585     13,100    SH         SHARED-DEFINED              13,100
ARAMARK Corp.              CL B        038521100   9,089    274,505    SH         SHARED-DEFINED             274,505
Autozone Inc.              COM         053332102   8,732     99,000    SH         SHARED-DEFINED              99,000
Goodrich & Co              COM         382388106   1,252     31,080    SH         SHARED-DEFINED              31,080
Bank of America            COM         060505104  15,053    312,955    SH         SHARED-DEFINED             312,955
Bausch & Lomb              COM         071707103   8,783    179,100    SH   CALL  SHARED-DEFINED             179,100
Bennett Environmental      COM         081906109   1,942    670,200    SH         SHARED-DEFINED             670,200
Black Box Corp             COM         091826107   2,013     52,513    SH         SHARED-DEFINED              52,513
Blockbuster Inc.           CL B        093679207   6,893  1,570,100    SH         SHARED-DEFINED           1,570,100
Boston Scientific Corp     COM         101137107   4,424    262,701    SH         SHARED-DEFINED             262,701
Brush Engineered Materials COM         117421107   2,917    139,900    SH         SHARED-DEFINED             139,900
Inc.
Capital One Financial Corp COM         14040H105   3,777     44,200    SH         SHARED-DEFINED              44,200
CBS Corp                   CL B        124857202   6,857    253,500    SH   CALL  SHARED-DEFINED             253,500
Cemex SA                   SPON ADR 5  151290889   6,010    105,500    SH         SHARED-DEFINED             105,500
                           ORD
Cemex SA                   SPON ADR 5  151290889   3,005    105,500    SH   PUT   SHARED-DEFINED             105,500
                           ORD
Chemtura Corporation       COM         163893100   4,417    472,900    SH         SHARED-DEFINED             472,900
Citigroup Inc              COM         172967101   9,059    187,750    SH         SHARED-DEFINED             187,750
Comerica Inc.              COM         200340107   9,057    174,200    SH         SHARED-DEFINED             174,200
Conseco Inc.               COM NEW     208464883   9,270    401,300    SH         SHARED-DEFINED             401,300
Cyberonics Inc.            COM         23251P102  18,297    858,200    SH         SHARED-DEFINED             858,200
Falconbridge Limited       COM         306104100   6,079    115,200    SH         SHARED-DEFINED             115,200
First Acceptance Corp      COM         25388K104   5,550    471,100    SH         SHARED-DEFINED             471,100
First Avenue Networks      COM         31865X106   3,032    278,700    SH         SHARED-DEFINED             278,700
First Data  Corp           COM         319963104   1,315     29,200    SH         SHARED-DEFINED              29,200
Flowserve Corp             COM         34354P105   3,710     65,200    SH         SHARED-DEFINED              65,200
Foot Locker                COM         344849104   8,564    349,700    SH         SHARED-DEFINED             349,700
Freescale Semiconductor    COM CL A    35687M107   2,120     73,100    SH         SHARED-DEFINED              73,100
Freescale Semiconductor    CL B        35687M206   2,499     85,000    SH         SHARED-DEFINED              85,000
Gap Inc.                   COM         364760108   4,474    257,100    SH         SHARED-DEFINED             257,100
Gap Inc.                   COM         364760108     827     47,500    SH   CALL  SHARED-DEFINED              47,500
Gap Inc.                   COM         364760108   3,591    206,400    SH   PUT   SHARED-DEFINED             206,400
General Electric Co.       COM         35687M107   9,249    280,600    SH         SHARED-DEFINED             280,600
Golar LNG Ltd              SHS         G9456A100   3,081    231,100    SH         SHARED-DEFINED             231,100
Home Depot Inc.            COM         437076102   6,260    174,900    SH         SHARED-DEFINED             174,900
Hospira Inc                COM         441060100   3,002     69,900    SH         SHARED-DEFINED              69,900
Hudson City Bancorp Inc    COM         443683107   1,988    149,100    SH         SHARED-DEFINED             149,100


Inco Ltd                   COM         453258402   5,213     79,100    SH         SHARED-DEFINED              79,100
J. P. Morgan               COM         46625H100  10,318    245,655    SH         SHARED-DEFINED             245,655
Johnson & Johnson          COM         478160104   5,075     84,700    SH         SHARED-DEFINED              84,700
Lear Corp                  COM         521865105   6,275    282,520    SH         SHARED-DEFINED             282,520
Martin Marietta Materials  COM         573284106   6,280     68,900    SH         SHARED-DEFINED              68,900
Microsoft Corp             COM         594918104   8,919    382,800    SH         SHARED-DEFINED             382,800
Microsoft Corp             COM         594918104  25,576  1,097,700    SH   CALL  SHARED-DEFINED           1,097,700
Nisource Inc               COM         65473P105     821     37,600    SH         SHARED-DEFINED              37,600
Northrop Grumman Corp      COM         666807102   2,908     45,400    SH         SHARED-DEFINED              45,400
Procter & Gamble Co.       COM         742718109  11,938    214,712    SH         SHARED-DEFINED             214,712
Procter & Gamble Co.       COM         742718109  10,002    179,900    SH   CALL  SHARED-DEFINED             179,900
PW Eagle Inc.              COM         69366Y108   1,359     44,950    SH         SHARED-DEFINED              44,950
Regions Financial Corp.    COM         7591EP100   1,325     40,000    SH         SHARED-DEFINED              40,000
Rockwood Holdings Inc      COM         774415103   7,020    305,100    SH         SHARED-DEFINED             305,100
Sanderson Farms Inc.       COM         800013104   1,976     70,600    SH         SHARED-DEFINED              70,600
SEACOR Holdings            COM         811904101  10,134    123,435    SH         SHARED-DEFINED             123,435
St Paul Travelers Cos. Inc COM         792860108   7,614    170,800    SH         SHARED-DEFINED             170,800
Titan International        COM         88830M102   1,594     85,200    SH         SHARED-DEFINED              85,200
Transdigm Group            COM         893641100   6,208    259,200    SH         SHARED-DEFINED             259,200
Tyco International Ltd.    COM         902124106  21,470    780,710    SH         SHARED-DEFINED             780,710
Tyco International Ltd.    COM         902124106   3,517    127,900    SH   CALL  SHARED-DEFINED             127,900
UnionBanCal Corp           COM         908906100   3,378     52,300    SH         SHARED-DEFINED              52,300
US Bancorp                 COM NEW     902973304   1,982     64,200    SH         SHARED-DEFINED              64,200
Viacom  Inc.               CL B        925524308   9,085    253,500    SH   CALL  SHARED-DEFINED             253,500
Vodafone Airtouch PLC      COM         92857W100     496     23,300    SH         SHARED-DEFINED              23,300
Wal-Mart                   COM         931142103   9,716    201,700    SH         SHARED-DEFINED             201,700
Walter Industries Inc      COM         93317Q105  13,643    236,650    SH         SHARED-DEFINED             236,650
YRC Worldwide              COM         984249102   2,981     70,800    SH         SHARED-DEFINED              70,800

